Subsequent Events (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Subsequent Events
Royalty receivables	$ 8,230
Royalty Receivables
Subsequent Events
Royalty receivables	$ 8,230